Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Cash flows used from operating activities:
Net loss	$ (35,195,544)	$ (2,039,341)	$ (44,265,276)	$ (10,047,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	919	94,845	182,037	298,797
Stock based compensation				6,383,772
Change in fair value of digital currencies		(4,285)	(8,665)	3,442
Loss on sale of fixed assets			1,530
Issuance of common stock for services				203,055
Issuance of derivative liability warrants for services				100,000
Loss on issuance of Units			250,000	1,050,911
Loss on issuance of convertible notes and warrants				952,060
Fair value adjustments for warrant liabilities	33,172,886	(497,233)	25,266,593	(482,666)
Fair value adjustments for convertible notes	16,849,071	(35,010)	(2,096,700)	3,748
Fair value adjustments for derivative liability shortfall of shares			14,915,419
Inducement expenses				58,380
Impairment loss on fixed assests			236,585
Gain on extinguishment of debt	(15,873,067)		(837,369)
Loss from lease termination	177,389
Impairment loss		2,250,000	2,250,000	254,433
Liquidated damages	693,000		3,102,750
Changes in operating assets and liabilities:
Digital currencies		(24,196)	25,502	(4,438)
Accounts receivable		(3,780)
Prepaid expenses and other current assets		(5,796)	8,902	37,752
Accounts payable	84,619	(89,512)	140,233	391,258
Net cash used in operating activities	(90,727)	(354,308)	(828,459)	(796,532)
Net cash used in investing activities:
Purchase of property and equipment		(11,208)	(14,582)	(553,069)
Sale of property and equipment, net		2,652	66,807	8,293
Refund of lease deposit		300,889	335,000	(332,070)
Investments at cost				(2,350,000)
Net cash provided by investing activities		292,333	387,225	(3,226,846)
Net cash provided by financing activities:
Common stock repurchase				(2,500)
Net proceeds from exercise of warrant	91,765		91,765
Net proceeds from issuance of Private Placement Units				2,695,500
Net proceeds from issuance of Private Placement Units from related party				50,000
Proceeds from short term loan				45,000
Proceeds from short term loan from related party				20,000
Proceeds from issuance of convertible notes, net			320,002	1,362,500
Payment on short term loan to related party				(27,990)
Net cash provided by financing activities			411,767	4,142,510
Net decrease in cash	(90,727)	(61,975)	(29,467)	119,132
Cash, beginning of period	95,068	124,535	124,535	5,403
Cash, end of period	4,341	62,560	95,068	124,535
Supplemental disclosure of non-cash financing and investing activities:
Cashless warrant exercise	4,534		3,537	56,744
Fractional shares adjusted for reverse split	4
FN Anti-Dilution Issuance of Common Stock	14,517
Conversion of Series B Preferred Stock	6,340
Management Redemption	400
Settlement of notes and warrants	90,168,290
Preferred converted to Common Stock	(32)
Preferred issued for conversion of notes	1,160
Conversion of Series C Convertible Preferred to common stock				2,200
Issuance of common stock for fixed assets purchases				48,626
Conversion of accounts payable to common stock				246,924
Issuance of common stock for investment				154,433
Conversion of convertible notes to common stock			(4,208,546)
Debt settlement from sale of fix assets			22,200
Reclassification between convertible note and derivative liabilities			$ 92,601